Filed under Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

(the “Trust”)

Supplement dated February 14, 2023 to the

Trust’s Prospectuses, each dated May 1, 2022,

as supplemented and amended to date

Effective immediately, the following logo is added to the front cover page of each prospectus:

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ST3179IN3.9 (2/23)